Equity (Details) - Schedule of RSUs and PSUs activity - Restricted and Phantom Share Units [Member]	6 Months Ended
Jun. 30, 2022 $ / shares shares
Equity (Details) - Schedule of RSUs and PSUs activity [Line Items]
Number of RSUs and PSUs, Unvested | shares	3,082,798
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 26.36
Number of RSUs and PSUs, Granted | shares	1,741,710
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 22.43
Number of RSUs and PSUs, Vested | shares	(1,030,907)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 25.04
Number of RSUs and PSUs, Forfeited | shares	(248,657)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 24.56
Number of RSUs and PSUs, Unvested | shares	3,544,944
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 24.94